Financial result	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Financial result
4.4 Financial result

	Year ended December 31,
(CHF in thousands)	2021	2020	2019

Interest income employee benefits	25	27	47
Financial income	25	27	47
Bank charges and interest expenses	(1,113)	(625)	(577)
Interest expenses leases	(2,428)	(281)	(61)
Interest expenses employee benefits	(33)	(33)	(58)
Financial expenses	(3,574)	(940)	(697)
Foreign exchange losses	(16,312)	(5,088)	(1,738)
Change in fair value of foreign exchange derivatives	1,363	(1,347)	(155)
Foreign exchange result	(14,949)	(6,434)	(1,893)
Financial result	(18,499)	(7,347)	(2,542)

Bank charges and interest expenses mainly include commitment fees paid for bank overdraft facilities, refer to 5.4 Liquidity risk for additional information.